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December 14, 2020	Patrick Valenti (312) 845-1371 Patrick.Valenti@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	PIMCO Dynamic Income Opportunities Fund
Registration Statement on Form N-2
File Nos. 333-235966 and 811-23505

Ladies and Gentleman:

On behalf of PIMCO Dynamic Income Opportunities Fund, a Massachusetts business trust (the “Fund”), we are today filing a Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), in part to respond to comments from the staff of the Securities and Exchange Commission with respect to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 filed on November 18, 2020.

No fees are required in connection with this filing. Please direct any questions or comments regarding this filing to me at (312) 845-1371 or to Nathan Briggs at (202) 626-3909.

Sincerely,

/s/ Patrick Valenti

Patrick Valenti

cc:	Ryan G. Leshaw, Esq.
Timothy Bekkers, Esq.
Nathan Briggs, Esq.